Document And Entity Information	Oct. 04, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Oct. 04, 2023
Entity Registrant Name	Terns Pharmaceuticals, Inc.
Entity Central Index Key	0001831363
Entity Emerging Growth Company	true
Securities Act File Number	001-39926
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1448275
Entity Address, Address Line One	1065 East Hillsdale Blvd.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Foster City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94404
City Area Code	(650)
Local Phone Number	525-5535
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	TERN
Security Exchange Name	NASDAQ